Financial Risks - Summary of Value-At-Risk Analysis Measurement Foreign Currency Positions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Year-end [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 381,600	¥ 257,600
Average [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	393,175	241,825
Maximum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	418,900	263,600
MInimum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 369,800	¥ 214,800